Average Annual Total Returns - Janus Henderson Short Duration Income ETF	Feb. 27, 2021
FTSEThreeMonthUSTreasuryBillIndex [Member]
Average Annual Return:
Label	FTSE 3-Month US Treasury Bill Index	[1]
1 Year	0.58%
Since Inception	1.35%
Inception Date	Nov. 16, 2016
Janus Henderson Short Duration Income ETF | After Taxes on Distributions
Average Annual Return:
Label	Return After Taxes on Distributions
1 Year	2.56%
Since Inception	1.69%
Inception Date	Nov. 16, 2016
Janus Henderson Short Duration Income ETF | After Taxes on Distributions and Sales
Average Annual Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	1.81%
Since Inception	1.63%
Inception Date	Nov. 16, 2016
Janus Henderson Short Duration Income ETF | ReturnBeforeTaxes [Member]
Average Annual Return:
Label	Return Before Taxes
1 Year	3.07%
Since Inception	2.67%
Inception Date	Nov. 16, 2016

[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.